Document And Entity Information - USD ($)	9 Months Ended
	Sep. 30, 2015	Nov. 09, 2015	Jun. 30, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	JOINT Corp
Trading Symbol	jynt
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		9,906,491
Entity Public Float			$ 0
Amendment Flag	false
Entity Central Index Key	0001612630
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep. 30, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q3